RISK MANAGEMENT - Currency (Treasury and Banking Book), Equity (Treasury Book) and Fund (Treasury Book) Risk (Details)	12 Months Ended
Dec. 31, 2019
United States of America, Dollars
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	12.49%
Euro Member Countries, Euro
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	11.00%
Other currencies [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	13.02%
Equity and Fund Risk [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	14.70%